Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005433
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%	7.17%		12.81%
Without Sales Load [Member] | C000190557
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	7.36%	12.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.17%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.57%